Cash Flow Reconciliations - Reconciliation of equity offering arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	$ 60,345	$ 141,395	$ 52,731
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	208,394	139,222
Offering costs	(917)	(2,032)	$ (442)
Net proceeds from equity offerings in the year	267,822	278,585
Non-cash items
Offering costs	(703)	(359)
Net proceeds from equity offerings in the year	(703)	(359)
Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	60,345	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	208,394	139,222
Offering costs	(1,620)	(2,391)
Net proceeds from equity offerings in the year	$ 267,119	$ 278,226